Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,000,000
Previously Paid Amount	0
Total Fee Amount	4,143
Total Offset Amount	0
Net Fee	$ 4,143